UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) February 13, 2024

Angel Oak Mortgage Trust I, LLC
Name of Securitizer

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001697970

Chase Eldredge, Chief Compliance Officer, (404) 751-2991
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Angel Oak Mortgage Trust I, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions for which it acted as depositor with outstanding securities held by non-affiliates during the reporting period:

1.	Angel Oak Mortgage Trust I, LLC 2018-3, Mortgage-Backed Certificates, Series 2018-3;
2.	Angel Oak Mortgage Trust I, LLC 2019-1, Mortgage-Backed Certificates, Series 2019-1;
3.	AOMT 2019-2 Trust, Mortgage-Backed Certificates, Series 2019-2;
4.	AOMT 2019-4 Trust, Mortgage-Backed Certificates, Series 2019-4;
5.	AOMT 2019-5 Trust, Mortgage-Backed Certificates, Series 2019-5;
6.	AOMT 2019-6 Trust, Mortgage-Backed Certificates, Series 2019-6;
7.	AOMT 2020-1 Trust, Mortgage-Backed Certificates, Series 2020-1;
8.	AOMT 2020-2 Trust, Mortgage-Backed Certificates, Series 2020-2;
9.	AOMT 2020-3 Trust, Mortgage-Backed Certificates, Series 2020-3;
10.	AOMT 2020-4 Trust, Mortgage-Backed Certificates, Series 2020-4;
11.	AOMT 2020-5 Trust, Mortgage-Backed Certificates, Series 2020-5;
12.	AOMT 2020-6 Trust, Mortgage-Backed Certificates, Series 2020-6;
13.	AOMT 2020-R1 Trust, Mortgage-Backed Certificates, Series 2020-R1;
14.	AOMT 2020-SBC1 Trust, Mortgage-Backed Certificates, Series 2020-SBC1;
15.	AOMT 2021-1 Trust, Mortgage-Backed Certificates, Series 2021-1;
16.	AOMT 2021-2 Trust, Mortgage-Backed Certificates, Series 2021-2;
17.	AOMT 2021-3 Trust, Mortgage-Backed Certificates, Series 2021-3;
18.	AOMT 2021-5 Trust, Mortgage-Backed Certificates, Series 2021-5;
19.	AOMT 2021-6 Trust, Mortgage-Backed Certificates, Series 2021-6;

20.	AOMT 2021-8 Trust, Mortgage-Backed Certificates, Series 2021-8;

21.	AOMT 2022-2, Mortgage-Backed Certificates, Series 2022-2;

22.	AOMT 2022-3, Mortgage-Backed Certificates, Series 2022-3;

23.	AOMT 2022-5, Mortgage-Backed Certificates, Series 2022-5;

24.	AOMT 2022-6, Mortgage-Backed Certificates, Series 2022-6:

25.	Angel Oak Mortgage Trust 2023-1, Mortgage-Backed Certificates, Series 2023-1;

26.	Angel Oak Mortgage Trust 2023-2, Mortgage-Backed Certificates, Series 2023-2;

27.	Angel Oak Mortgage Trust 2023-3, Mortgage-Backed Certificates, Series 2023-3;

28.	Angel Oak Mortgage Trust 2023-5, Mortgage-Backed Certificates, Series 2023-5;

29.	Angel Oak Mortgage Trust 2023-6, Mortgage-Backed Certificates, Series 2023-6; and

30.	Angel Oak Mortgage Trust 2023-7, Mortgage-Backed Certificates, Series 2023-7.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Angel Oak Mortgage Trust I, LLC (Securitizer)

Date: February 13, 2024	By:	/s/ Sreeniwas Prahbu
	Name:	Sreeniwas Prahbu
	Title:	Manager